Equity Incentive Plans (Summary Of Share Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 09, 2007
Maximum term of options granted, years	10 years
Exercisable rate for employees options, per year	25.00%
Share based compensation, future vesting period minimum (in years)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding at Beginning of Period	950,214	840,665	881,338
Number of Shares, Exercised	(476,400)	(35,963)	(143,272)
Number of Shares, Granted	121,546	172,178	115,257
Number of Shares, Forfeited	(79,055)	(26,666)	(12,658)
Number of Shares, Outstanding at End of Period	516,305	950,214	840,665
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Average Exercise Price, Outstanding at Beginning of Period	$ 42.48	$ 40.85	$ 38.51
Average Exercise Price, Exercised	37.42	42.63	30.64
Average Exercise Price, Granted	61.79	51.64	47.86
Average Exercise Price, Forfeited	63.88	50.11	56.90
Average Exercise Price, Outstanding at End of Period	48.42	42.48	40.85
Weighted average fair value of options granted	$ 16.35	$ 13.87	$ 12.35
Intrinsic value of stock options exercised	$ 7,300	$ 400	$ 2,900
Retirement severance expense	$ 18,578	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Repurchase of Treasury Shares	402,067
Share-based Compensation Arrangement by Share-based Payment Award, Repurchase of Treasury Value	$ 21,200
Minimum [Member]
Share based compensation, future vesting period minimum (in years)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Option Price Per Share [Roll Forward]
Option Price Per Share, Outstanding at Beginning of Period	$ 18.18	$ 18.18	$ 18.18
Option Price Per Share, Exercised	18.18	32.50	18.18
Option Price Per Share, Granted	61.79	51.64	46.86
Option Price Per Share, Forfeited	45.20	45.20	36.56
Option Price Per Share, Outstanding at End of Period	$ 19.02	18.18	18.18
Maximum [Member]
Share based compensation, future vesting period minimum (in years)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Option Price Per Share [Roll Forward]
Option Price Per Share, Outstanding at Beginning of Period	$ 65.50	65.50	65.50
Option Price Per Share, Exercised	61.53	52.72	47.20
Option Price Per Share, Granted	61.79	51.64	58.09
Option Price Per Share, Forfeited	65.50	51.64	60.42
Option Price Per Share, Outstanding at End of Period	$ 65.50	$ 65.50	$ 65.50
2007 Equity Incentive Plan [Member]
Common shares, options to purchase common shares and restricted share units, expected to granted				3,650,000
Number of shares available for grant	1,066,138
Stock Options [Member]
Share based compensation, future vesting period minimum (in years)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Stock or Unit Option Plan Expense	$ 1,119	$ 1,400	$ 856
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	1.90%	2.20%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	5.90%	6.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			50.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	48.00%	50.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Forfeiture Rate	0.78%	0.28%	0.23%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years	6 years	6 years
stock option expense including severance costs	$ 2,500
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			5.40%
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			6.50%
Chief Executive Officer [Member] | Employee Severance [Member] | Accelerated Vesting of Shares [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Retirement severance expense	$ 1,400